Related party transactions	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Related party transactions	Related party transactions
Key management compensation
Key management includes members of the Company’s senior management and the board of directors. The compensation paid or payable to key management for Board and employee services includes their participation in share-based compensation arrangements. The disclosure amounts are based on the expense recognized in the consolidated statement of operations in the respective year.

	2022	2021	2020
	(in € millions)
Key management compensation
Short term employee benefits	6	4	5
Share-based compensation	37	26	30
Total	43	30	35
On July 1, 2019, the Company issued, for €15 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited. The exercise price of each warrant is US $190.09, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. On July 1, 2022 the warrants expired unexercised.
On July 13, 2020, the Company issued 1,084,043 ordinary shares and 10,840,430 beneficiary certificates to Mr. Ek, through D.G.E. Investments Limited, upon the effective net settlement of the 1,600,000 warrants that were granted on July 13, 2017.
On August 23, 2021, the Company issued, for €31 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited. The exercise price of each warrant is US $281.63, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. The warrants are exercisable at any time through August 23, 2024.
During the years ended December 31, 2022, December 31, 2021, and December 31, 2020 the Company issued 1,198,000, 2,000,000, and 5,038,200 ordinary shares, respectively, to its Netherlands subsidiary at par value and subsequently repurchased those shares at the same price. These shares are held in treasury in order to facilitate the fulfillment of option exercises and restricted stock unit releases under the Company’s stock option and restricted stock unit plans.